Income tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Income Tax
Current income tax expense	$ 6,735	$ 186	$ 15,661	$ 313
Deferred tax expense	1,007	924	3,451	2,632
Net income tax expense	$ 7,742	$ 1,110	$ 19,112	$ 2,945